Stockholders' Equity (Details Narrative) - USD ($)				6 Months Ended
	Apr. 20, 2015	Nov. 17, 2014	May. 20, 2014	Jun. 30, 2015	Dec. 31, 2014
Common stock authorized				100,000,000	100,000,000
Preferred stock authorized				20,000,000	20,000,000
Common stock issued				6,000,000	3,500,000
Common stock outstanding				6,000,000	3,500,000
Two Directors and officers [Member]
Common stock issued			20,000,000	3,000,000
Common stock issued			$ 2,000
Redemption of common stock		19,500,000
Chief executive officer [Member]
Common stock issued	2,500,000
Capital contributions				$ 66,361